CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net income (loss)	$ (6,340)	$ (5,200)	$ 1,547
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,826)	(3,249)	(1,844)
Available-for-sale securities:
Changes in unrealized gains (losses)	(7)	(122)	32
Reclassification adjustments for (gains) losses included in net income (loss)	11	$ 122	(117)
Net change	4		(85)
Cash flow hedges:
Unrealized gains (loss), net	124	$ (33)	179
Reclassification adjustments for gains included in net income (loss)	(25)	(82)	(347)
Net change	99	(115)	(168)
Other comprehensive loss	(2,723)	(3,364)	(2,097)
Comprehensive loss before non-controlling interest	$ (9,063)	$ (8,564)	(550)
Net comprehensive loss attributable to non-controlling interest			100
Comprehensive loss attributable to Syneron Medical Ltd.'s shareholders	$ (9,063)	$ (8,564)	$ (450)